Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans [Abstract]
Employee Benefit Plans

21.  Employee Benefit Plans

Long-Term Incentive Plan

The Company maintains the 2016 Long-Term Incentive Plan (the “Plan”), that amended and restated the former 2011 Stock Option Plan (the “2011 Plan”). The Plan continues in effect any outstanding awards under the 2011 Plan in accordance with the terms and conditions governing such awards immediately prior to the effective date of the Plan but expanded the types of awards authorized to include, among others, restricted stock. Under the provisions of the Plan, while active, awards may consist of grants of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock and performance shares to officers and key employees of the Company, as well as Directors.

The Plan is administered by a committee of the Board of Directors. The Committee determines, among other things, which officers and key employees receive stock compensation, the number of shares to be subject to each award, the option price, the duration of the option and the restricted period, as appropriate. A recipient of the restricted shares will forfeit those shares in their entirety if employment is terminated prior to the vesting date for reasons other than retirement, death or disability. The maximum number of shares of common stock that may be issued under the Plan is 300,000 shares, and 170,175 shares were available for grant as of December 31, 2017. Shares of common stock issued under the Plan may be treasury shares or authorized but unissued shares.

During 2017 and 2016, certain officers and key employees were issued restricted stock awards of 4,650 and 3,150 shares, respectively. Each of the awards carry a three-year restriction, with no interim vesting.

The following table presents compensation expense and related tax benefits for restricted stock awards recognized on the consolidated statement of income.

(Dollars in thousands)
	2017	2016	2015
Compensation expense	$43	$16	$-
Tax benefit	(15)	(5)	-
Net income effect	$28	$11	$-

At December 31, 2017, there was $82,000 of unrecognized compensation cost related to all non-vested restricted stock awards. This cost is expected to be recognized through July 2020.

The following table presents a summary of non-vested restricted shares activity for 2017.

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested at January 1, 2017	3,150	$17.49
Vested	-
Cancelled	-
Granted	4,650	18.52
Non-vested at December 31, 2017	7,800	18.10

No stock options were awarded in 2017. Options granted prior to 2017 vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. The Plan provides that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plan are exercisable no earlier than one year after the date of grant and expire ten years after the date of the grant. All options previously granted under the Plans are scheduled to expire through February 17, 2025.

Total options outstanding at December 31, 2017 have exercise prices between $17.22 and $21.10, with a weighted average exercise price of $17.91 and a weighted average remaining contractual life of 5.1 years.

As of December 31, 2017, there was $90,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized through 2020.

Cash received from option exercises under the Plans for the year ended December 31, 2017 was $172,000 and $53,000 for the year ended December 31, 2015. No options were exercised in 2016.

A summary of the status of the outstanding stock options as of December 31, 2017, 2016 and 2015, and changes during the years ending on those dates is presented below:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	139,155	$17.97	142,524	$18.07	109,816	$18.13
Granted	-	-	-	-	35,800	17.80
Exercised	(9,704)	17.74	-	-	(3,092)	17.22
Forfeited	(4,425)	20.05	(3,369)	22.36	-	-
Outstanding at end of year	125,026	$17.91	139,155	$17.97	142,524	$18.07

Options exercisable at year-end	110,282		97,584		70,920
Weighted-average fair value of
of options granted
during the year		$-		$-		$1.90
Intrinsic value of options
exercised during the year		$10,807		$-		$866
Intrinsic value of options
outstanding and exercisable at
December 31, 2017		$203,715

The following table summarizes characteristics of stock options as of December 31, 2017:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/21/2008	$21.10	6,100	0.80	6,100
10/20/2009	$17.22	6,079	1.80	6,079
9/20/2011	$17.75	13,200	3.72	13,200
3/20/2012	$18.00	15,800	4.22	15,800
2/19/2013	$17.65	19,622	5.14	17,802
2/18/2014	$17.72	31,025	6.13	29,335
2/17/2015	$17.80	33,200	7.13	21,966
		125,026		110,282

Defined Benefit Retirement Plans

The Company sponsors a defined benefit retirement plan (The Juniata Valley Bank Retirement Plan (“JVB Plan”)) which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the JVB Plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the JVB Plan was amended to cease future service accruals after that date (i.e., it was frozen).

As a result of the FNBPA acquisition, the Company assumed sponsorship of a second defined benefit retirement plan (Retirement Plan for the First National Bank of Port Allegany (“FNB Plan”)) as of November 30, 2015, which covers substantially all former FNBPA employees that were employed prior to September 30, 2008. The FNBPA Plan was amended as of December 31, 2015 to cease future service accruals to previously unfrozen participants and is now considered to be “frozen”. Effective December 31, 2016, the FNB Plan was merged into the JVB Plan, which was amended to provide the same benefits to the class of participants previously included in the FNB Plan.

The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the JVB Plan in 2018.

In 2017, Juniata initiated a strategy to reduce the liability associated with its defined benefit pension plan.  The first step of the initiative consisted of the purchase of a single premium group annuity for a group of Juniata’s retirees, transferring the associated pension liability to the issuer of the annuity.  This step reduced Juniata’s overall pension liability by approximately 12%, which resulted in a pre-tax charge to earnings of $377,000.  This pre-tax charge represents an acceleration of pension expenses that would otherwise have impacted Juniata’s earnings in the future.

Management expects to record a $45,000 net periodic expense in 2018 for the JVB Plan, which includes expected amortization out of accumulated other comprehensive loss. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the JVB Plan’s assets at fair value as of December 31, 2017 and December 31, 2016. Assets included in the JVB Plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $46,000 and $179,000, at December 31, 2017 and 2016, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2017	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds	$5,154	$5,154	$-	$-
Money market funds	7,916	7,916	-	-
	$13,070	$13,070	$-	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2016	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$102	$-	$102	$-
Corporate bonds and notes	3,501	-	3,501	-
Mutual funds
Value funds	3,066	3,066	-	-
Blend funds	3,411	3,411	-	-
Growth funds	2,590	2,590	-	-
Money market funds	991	991	-	-
	$13,661	$10,058	$3,603	$-

The measurement date for the JVB Plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows:

(Dollars in thousands)	Years ended December 31,
	2017	2016
Change in projected benefit obligation (PBO)
PBO at beginning of year	$16,332	$10,863
Assumption of liability from FNB Plan	-	5,061
Interest cost	621	666
Change in assumptions	1,141	305
Plan amendments	-	-
Actuarial loss	136	114
Group annuity purchase	(1,974)	-
Benefits paid	(702)	(677)
PBO at end of year	$15,554	$16,332

Change in plan assets
Fair value of plan assets at beginning of year	$13,840	$9,713
Transfer of FNB Plan assets	-	3,903
Actual return on plan assets, net of expenses	1,953	901
Group annuity purchase	(1,974)	-
Benefits paid	(702)	(677)
Fair value of plan assets at end of year	$13,117	$13,840

Funded status, included in other (liabilities) assets	$(2,437)	$(2,492)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,081)	$(3,550)

Accumulated benefit obligation	$15,554	$16,332

For the year ended December 31, 2016, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2016 to reflect mortality improvement. The impact on the benefit obligation for the mortality assumption change in 2016 was an increase in the projected benefit obligation of $305,000. For the year ended December 31, 2017, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the table are rates projected generationally using Scale MP-2017 to reflect mortality improvement. The impact on the benefit obligation for the mortality assumption change in 2017 was an increase in the projected benefit obligation of $1,141,000.

Pension expense for the JVB Plan included the following components for the years ended December 31:

(Dollars in thousands)
	2017	2016	2015
Interest cost on projected benefit obligation	$621	$666	$450
Expected return on plan assets	(793)	(795)	(592)
Settlement loss	377
Recognized net actuarial loss	207	248	242
Net periodic benefit cost	412	119	100

Net loss (gain)	117	173	(52)
Amortization of net loss	(584)	(248)	(242)
Net amortization (accretion)	-	-	-
Total recognized in other comprehensive loss (income)	$(467)	$(75)	$(294)

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(55)	$44	$(194)

Assumptions used to determine benefit obligations were:

	2017	2016	2015
Discount rate	3.50%	4.00%	4.25%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2017	2016	2015
Discount rate	4.00%	4.25%	4.00%
Expected long-term return on plan assets	6.00	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the FNB Plan’s assets at fair value as of December 31, 2015.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
(Dollars in thousands)	December 31,	Active Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Mutual funds
Aggressive growth funds	$1,003	$1,003	$-	$-
Growth funds	589	589	-	-
Growth and income funds	1,433	1,433	-	-
Income	878	878	-	-
	$3,903	$3,903	$-	$-

The measurement date for the FNB Plan was December 31. Information pertaining to the activity in the defined benefit plan in 2015 is as follows:

(Dollars in thousands)

2015
Change in projected benefit obligation (PBO)
PBO at December 1, 2015	$5,249
Service cost	3
Interest cost	18
Change in assumptions	(87)
Curtailment gain ($108) net of actuarial loss $2	(106)
Benefits paid	(16)
PBO at end of year	$5,061

Change in plan assets
Fair value of plan assets at December 1, 2015	$4,001
Actual return on plan assets, net of expenses	(82)
Benefits paid	(16)
Fair value of plan assets at end of year	$3,903

Funded status, included in other (liabilities) assets	$(1,158)

Accumulated benefit obligation	$5,061

For the year ended December 31, 2015, the mortality assumptions were derived using the Adjusted RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2015 to reflect mortality improvement.

Pension expense for the FNB Plan included the following components for the year ended December 31:

(Dollars in thousands)

2015
Service cost during the year	$3
Interest cost on projected benefit obligation	18
Expected return on plan assets	(23)
Net periodic benefit gain	(2)

Total recognized in net periodic benefit cost and other
comprehensive income	$(2)

Assumptions used to determine benefit obligations were:

2015
Discount rate	4.25%
Rate of compensation increase	N/A

Assumptions used to determine the net periodic benefit cost were:

2015
Discount rate	4.00%
Expected long-term return on plan assets	6.00
Rate of compensation increase	N/A

The investment strategy and investment policy for the JVB Plan is to target the plan assets to contain 60% equity and 40% fixed income securities. The asset allocation as of December 31, 2017 was approximately 61% equities and 39% cash equivalents in the JVB Plan.

Future expected benefit payments:

(Dollars in thousands)
	2018	2019	2020	2021	2022	2023-2027
Estimated future benefit payments	$635	$686	$676	$692	$708	$3,936

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2017, a liability of $224,000 was recorded to satisfy this obligation and was credited to employees’ accounts by January 31, 2018. This liability at December 31, 2016 totaled $214,000 and was credited to employee accounts during 2017. Expense incurred under this plan was $222,000, $211,000 and $192,000 in 2017, 2016 and 2015, respectively. The Defined Contribution Plan also includes an employer matching contribution for employees that elect to defer compensation into this program. The matching contribution in 2017, 2016 and 2015 was $189,000,  $179,000 and $162,000, respectively.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings. There were 1,961 shares issued in 2017, 3,764 shares issued in 2016 and 3,242 shares issued in 2015 under this plan. At December 31, 2017, there were 175,093 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2017 and 2016, the present value of the future liability associated with these plans was $261,000 and $323,000, respectively. For the years ended December 31, 2017, 2016 and 2015, $25,000, $30,000 and $34,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 9.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2017 and 2016, the present value of the future liability was $1,609,000 and $1,570,000, respectively. For the years ended December 31, 2017, 2016 and 2015, $33,000, $32,000 and $30,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 9.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2017 and 2016, the present value of the future liability was $1,264,000 and $1,251,000, respectively. For the years ended December 31, 2017, 2016 and 2015, $127,000, $185,000 and $119,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 9.